Investment properties (Details Textual) - ARS ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Investment properties		$ 486	$ 15
Investment properties, description	For the next 5 years, an average AR$ / US$ exchange rate with an upward trend was considered, starting at Ps. 59.81(corresponding to the year ended June 30, 2020) and arriving at Ps.243.89. In the long term, a nominal devaluation rate of 2.1% calculated based on the quotient between inflation in Argentina and the United States is assumed.The considered inflation shows a downward trend, which starts at 47.9% (corresponding to the year ended June 30, 2020) and stabilizes at 23.2% after 5 years. Considering an increase or decrease of: 100 points for the discount and growth rate in Argentina, 10% for the incidence and inflation, 10% for the devaluation, 50 points for the discount rate of Israel and USA, and 1% for the value of the m2.
Maximum [Member] | Commercial Spaces [Member]
Statement Line Items [Line Items]
Discount rate, percentage	7.75%
Bottom of range [member] | Commercial Spaces [Member]
Statement Line Items [Line Items]
Discount rate, percentage	9.00%
Israel [Member] | Maximum [Member]
Statement Line Items [Line Items]
Discount rate, percentage	7.00%
Israel [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Discount rate, percentage	9.00%
La Malteria [Member]
Statement Line Items [Line Items]
Investment properties	$ 1,694
Gav - Yam [Member]
Statement Line Items [Line Items]
Investment properties	$ 155,846